Debt Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Total debt	$ 953,759	$ 906,791
Less unamortized discount and lender fees	(14,129)	(16,942)
Total net debt	939,630	889,849
Current portion of debt	(11,555)	(11,325)
Total long‑term debt	928,075	878,524
First Lien Term Facility, due December 20, 2024
Debt Instrument [Line Items]
Total debt	938,230	896,574
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	0	0
Notes Payable, due August 31, 2019 to July 31, 2023
Debt Instrument [Line Items]
Total debt	2,106	3,287
Equipment Financings [Member] | Loans Payable
Debt Instrument [Line Items]
Total debt	11,588	6,930
Facility Financing [Member] | Mortgages [Member] | MAGENTO [Member]
Debt Instrument [Line Items]
Total debt	$ 1,835	$ 0